Property Plant and Equipment - Changes in Cost, Accumulated Depreciation and Impairment Losses, and the Carrying Amounts of Property, Plant and Equipment (Detail) - Property, plant and equipment [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 3,021,514
Ending balance	3,079,407	¥ 3,021,514
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,091,944	8,747,967
Additions	366,829	390,081
Reclassification
Sales or disposal	(313,221)	(242,535)
Exchange differences on translating foreign operations	585,907	205,184
Other	(2,218)	(8,753)
Ending balance	9,729,241	9,091,944
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,070,430)	(5,696,263)
Depreciation	(438,269)	(428,063)
Sales or disposal	275,951	199,925
Exchange differences on translating foreign operations	(413,586)	(141,796)
Other	(3,500)	(4,233)
Ending balance	(6,649,834)	(6,070,430)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	612,115
Ending balance	622,553	612,115
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	628,724	615,687
Additions	8,473	8,534
Reclassification	387	1,305
Sales or disposal	(4,151)	(3,469)
Exchange differences on translating foreign operations	11,585	6,735
Other	454	(68)
Ending balance	645,472	628,724
Land [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(16,609)	(10,517)
Depreciation	(7,087)	(6,118)
Sales or disposal	1,403	2,031
Exchange differences on translating foreign operations	(235)	(263)
Other	(391)	(1,742)
Ending balance	(22,919)	(16,609)
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,062,592
Ending balance	1,065,064	1,062,592
Buildings and structures [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,558,905	2,468,194
Additions	26,268	28,538
Reclassification	28,766	50,529
Sales or disposal	(33,722)	(30,366)
Exchange differences on translating foreign operations	123,536	47,479
Other	(5,487)	(5,469)
Ending balance	2,698,266	2,558,905
Buildings and structures [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,496,313)	(1,394,982)
Depreciation	(88,928)	(89,997)
Sales or disposal	22,920	16,569
Exchange differences on translating foreign operations	(68,557)	(27,643)
Other	(2,324)	(260)
Ending balance	(1,633,202)	(1,496,313)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,131,697
Ending balance	1,155,219	1,131,697
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,687,117	5,441,813
Additions	102,835	79,952
Reclassification	199,242	233,463
Sales or disposal	(275,348)	(208,700)
Exchange differences on translating foreign operations	429,662	143,683
Other	4,421	(3,094)
Ending balance	6,147,929	5,687,117
Machinery and equipment [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,555,420)	(4,288,929)
Depreciation	(342,254)	(331,948)
Sales or disposal	251,628	181,325
Exchange differences on translating foreign operations	(344,775)	(113,736)
Other	(1,889)	(2,132)
Ending balance	(4,992,710)	(4,555,420)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	215,110
Ending balance	236,571	215,110
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	217,198	222,273
Additions	229,253	273,057
Reclassification	(228,395)	(285,297)
Sales or disposal
Exchange differences on translating foreign operations	21,124	7,287
Other	(1,606)	(122)
Ending balance	237,574	217,198
Construction in progress [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,088)	(1,835)
Depreciation
Sales or disposal
Exchange differences on translating foreign operations	(19)	(154)
Other	1,104	(99)
Ending balance	¥ (1,003)	¥ (2,088)